CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	¥ 300,125	¥ 719,610	¥ 614,470
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation	414	2,253	9,405
Depreciation and amortization	1,044,085	912,699	797,671
(Reversal of)/allowance for doubtful accounts	40,775	(18,076)	(4,746)
Write off of other current assets	0	0	19,078
Inventory provision	58,786	126,570	6,905
Loss from purchase commitments and contract termination costs	16,436	148,541
Hemlock interest accrual/(reversal)		(303,380)	123,524
Allowance for advance to third party suppliers	273		1,045
Change in fair value of derivatives	2,270	(48,845)	(44,033)
(Income)/loss from equity method investments	(10,105)	147	(2,147)
Exchange (gain)/loss	17,590	(54,907)	(11,274)
Loss from disposal of fixed assets	30,988	117,582	21,182
Impairment on project assets	3,043	8,073	32,574
Deferred income taxes	(39,100)	(84,344)	(96,648)
Changes in operating assets and liabilities:
(Increase)/decrease in notes receivables	485,149	274,567	(762,727)
(Increase)/decrease in accounts receivables from third party customers	(153,172)	98,479	(659,587)
Decrease in accounts receivables from related party customers	95,965	38,694	213,801
Decrease/(increase) in inventories	(1,079,414)	(926,516)	218,821
Decrease/(increase) in advance to third party suppliers	(27,432)	247,864	115,409
Decrease in advance to related party suppliers	24,948	40,989	4,194
Decrease/(increase) in other current assets and amount due from related parties	(178,547)	(134,856)	257,846
Increase in prepaid land use rights	(14,217)	(109,266)
(Increase)/decrease in other assets	9,257	(196,543)
(Decrease)/increase in accounts payable	845,713	232,505	(380,832)
Increase/(decrease) in tax payables	1,020	(82,297)	45,780
Increase/(decrease) in advance from customers	108,298	(81,149)	447,908
Increase/(decrease) in other payables	13,808	(62,995)	8,629
Increase/(decrease) in payroll and welfare payables	(29,557)	6,336	60,452
Increase in accrued expenses	21,191	15,483	119,878
(Decrease)/increase in amounts due to related parties	66,835	8,718	(637)
Increase in accrued warranty costs	176,469	153,082	128,392
Decrease in other long-term liabilities	(27,842)	(29,319)	(26,788)
Net cash provided by operating activities	1,804,052	1,019,699	1,257,545
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,203,090)	(1,752,450)	(891,925)
Proceeds from disposal of property, plant and equipment	29,265	1,538	3,576
Purchase of intangible assets	(1,314)	(2,522)	(1,818)
Investments in project assets	(830,672)	(1,095,297)	(382,817)
Government grants received	24,900	27,976	230
Cash paid for acquisition of a subsidiary, net of cash acquired		(77,892)
Cash received from return of interest in an equity investee	4,386
Cash paid to non-controlling interests for liquidation of a subsidiary	(133,364)
Cash paid for purchase of an equity investee		(14,000)
Decrease/(increase) in restricted cash	(169,491)	(173,243)	169,566
Net cash used in investing activities	(3,279,380)	(3,085,890)	(1,103,188)
Cash flows from financing activities:
Proceeds from short-term borrowings	4,811,835	4,373,862	2,969,303
Repayment of short-term borrowings	(4,753,925)	(3,714,384)	(3,084,106)
Proceeds from long-term borrowings	404,794	919,358	797,017
Repayment of long-term borrowings	(571,795)	(391,240)	(22,000)
Proceeds from capital lease	756,294	481,252	41,808
Repayment of capital lease obligation	(119,796)	(62,953)
Proceeds from trade finance	99,890	100,269
Repayment of trade finance	(142,285)
Proceeds from exercise of stock options	23		1,196
Proceeds from investment of non-controlling interests		200
Repurchase of shares			(139,753)
Consideration payments after acquisition of a subsidiary	(30,000)
Net cash provided by financing activities	455,035	1,706,364	563,465
Effect of exchange rate changes on cash and cash equivalents	(75,654)	45,935	10,463
Net increase/(decrease) in cash and cash equivalents	(1,095,947)	(313,892)	728,285
Cash and cash equivalents at the beginning of the year	2,569,402	2,883,294	2,155,009
Cash and cash equivalents at the end of the year	1,473,455	2,569,402	2,883,294
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	326,433	293,657	224,237
Cash paid for income tax	136,550	289,942	160,526
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in other payables and long-term liabilities	413,259	330,277	286,114
Purchases of project assets included in other payables	¥ 254,353	354,709	187,230
Swap of accounts receivable from third party customers for equity method investment			¥ 39,498
Payables to non-controlling interests for liquidation of a subsidiary		133,364
Payables for acquisition of a subsidiary		¥ 70,000